Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating activities
Net income	$ 4,579,040	$ 11,336,005
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization expense	8,415,174	7,060,351
Amortization of deferred financing costs	627,961	658,089
Unrealized loss (gain) on derivative instruments	2,123,246	(183,287)
Provision for doubtful accounts	(385,010)	0
Write Off Of Unamortized Financing Costs	241,522	0
Amortization of discount on related party long-term debt	322,947	0
Imputed interest on related party long-term debt	0	793,222
Change in operating assets and liabilities:
Accounts receivable	14,610,555	1,018,218
Other receivables	(154,022)	(56,781)
Bunker inventory	22,183	(4,490,193)
Advance hire, prepaid expenses and other current assets	1,770,164	687,302
Other non-current assets	(236,223)	0
Account payable, accrued expenses and other current liabilities	(4,570,546)	2,343,788
Other current liabilities	(657,491)	(381,011)
Deferred revenue	(10,292,538)	147,241
Net cash provided by operating activities	16,416,962	18,932,944
Investing activites
Purchase of vessels	(38,288,452)	(75,588,933)
Sale of vessels	19,331,787	0
Deposits on newbuildings in-process	(6,960,499)	0
Drydocking costs	(3,639,677)	0
Purchase of building and equipment	(558,376)	(92,388)
Net cash used in investing activities	(30,115,217)	(75,681,321)
Financing activities
Proceeds of related party debt	4,750,000	21,559,972
Payments on related party debt	(54,507)	(203,582)
Proceeds from long-term debt	35,500,000	32,205,000
Payments of financing and issuance costs	(366,800)	(1,595,450)
Payments on long-term debt	(24,800,657)	(9,713,178)
Proceeds from issuance of convertible redeemable preferred stock	0	18,199,180
Common stock dividends paid	(100,000)	(100,000)
Decrease (increase) in restricted cash	0	687,500
Distributions to non-controlling interest	0	(176,667)
Net cash provided by financing activities	14,928,036	60,862,775
Net increase in cash and cash equivalents	1,229,781	4,114,398
Cash and cash equivalents at beginning of period	18,927,927	19,695,675
Cash and cash equivalents at end of period	20,157,708	23,810,073
Disclosure of noncash items
Dividends declared, not paid	6,303,622	5,769,050
Issuance of convertible redeemable preferred stock as settlement of accrued dividends	0	213,152
Issuance of convertible redeemable preferred stock in settlement of notes payable	0	1,385,503
Beneficial conversion feature of convertible redeemable preferred stock at issuance date	0	5,748,464
Modification of Shareholder loan to on Demand	16,433,108
Imputed interest on related party long-term debt	322,947	793,222
Discount on related party long-term debt	0	17,080,063
Cash paid for interest	$ 3,660,117	$ 4,366,007